Consolidated Balance Sheets (Parentheticals) - shares	Dec. 31, 2015	Dec. 31, 2014
CONSOLIDATED BALANCE SHEETS [Abstract]
Common units issued	83,079,710	77,359,163
Common units outstanding	83,079,710	77,359,163
General Partners, units issued	1,695,509	1,578,763
General Partners, units outstanding	1,695,509	1,578,763